NOTES PAYABLE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	57 Months Ended	63 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	May 25, 2012
Promissory notes issued					$ 196,800	$ 196,800
Interest on Promissory notes					6.00%	6.00%
Aggregate principal of promissory notes canceled								196,800
Accrued But Unpaid Interest Notes Canceled								17,208
Per Share Note Exchange								$ 1.00
Shares Exchange Notes Canceled								214,800
Gain on settlement of debt	$ 0		$ 107,004				$ 107,004